RELATED PARTY TRANSACTIONS - Schedule of Due from Related Parties (Details) - Related Party [Member] - USD ($)	Mar. 31, 2026	Mar. 31, 2025
RELATED PARTY TRANSACTIONS - Schedule of Due from Related Parties (Details) [Line Items]
Due from related parties	$ 3,222,453	$ 3,197,017
Qiwei Miao [Member]
RELATED PARTY TRANSACTIONS - Schedule of Due from Related Parties (Details) [Line Items]
Due from related parties	1,165,673	1,105,383
Zhidan Mao [Member]
RELATED PARTY TRANSACTIONS - Schedule of Due from Related Parties (Details) [Line Items]
Due from related parties	777,577	594,363
Hangzhou Shilian Office Equipment Co Ltd [Member]
RELATED PARTY TRANSACTIONS - Schedule of Due from Related Parties (Details) [Line Items]
Due from related parties	579,389	530,458
Chun Lyu [Member]
RELATED PARTY TRANSACTIONS - Schedule of Due from Related Parties (Details) [Line Items]
Due from related parties	311,055	291,495
Shanghai Yaodun Science And Technology Development Center Limited Partnership [Member]
RELATED PARTY TRANSACTIONS - Schedule of Due from Related Parties (Details) [Line Items]
Due from related parties	149,406	142,117
Eshallgo Electrical Equipment Shanghai Co Ltd [Member]
RELATED PARTY TRANSACTIONS - Schedule of Due from Related Parties (Details) [Line Items]
Due from related parties	144,847	137,781
Yun Li [Member]
RELATED PARTY TRANSACTIONS - Schedule of Due from Related Parties (Details) [Line Items]
Due from related parties	89,106	148,402
Ningbo Lihong Information System Engineering Co., Ltd [Member]
RELATED PARTY TRANSACTIONS - Schedule of Due from Related Parties (Details) [Line Items]
Due from related parties	0	158,448
Qingdao Lixing Technology Co., Ltd [Member]
RELATED PARTY TRANSACTIONS - Schedule of Due from Related Parties (Details) [Line Items]
Due from related parties	0	68,891
Other Related Parties [Member]
RELATED PARTY TRANSACTIONS - Schedule of Due from Related Parties (Details) [Line Items]
Due from related parties	$ 5,400	$ 19,679